Restructuring Liabilities (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Restructuring and Related Activities [Abstract]
Summary of Changes in Restructuring Liabilities

The following table summarizes the changes in the restructuring liabilities for the 39-weeks ended October 1, 2016 (in thousands):

	Severance and	Facility Closing	Total
	Related Costs	Costs
Balance at January 2, 2016	$118,634	$210	$118,844
Current period charges	52,848	2,563	55,411
Change in estimate	(16,737)	—	(16,737)
Payments and usage—net of accretion	(57,455)	(1,970)	(59,425)

Balance at October 1, 2016	$97,290	$803	$98,093

The following table summarizes the changes in the restructuring liabilities for the last three fiscal years (in thousands):

	Severance and Related Costs	Facility Closing Costs	Total
Balance at December 29, 2012	$74,121	$3,177	$77,298
Current period charges	7,308	328	7,636
Change in estimate	(480)	(630)	(1,110)
Payments and usage—net of accretion	(11,877)	(729)	(12,606)

Balance at December 28, 2013	69,072	2,146	71,218
Current period charges	106	—	106
Change in estimate	(584)	(1,152)	(1,736)
Payments and usage—net of accretion	(12,144)	(563)	(12,707)

Balance at December 27, 2014	56,450	431	56,881
Current period charges	175,749	36	175,785
Change in estimate	(4,196)	—	(4,196)
Payments and usage—net of accretion	(109,369)	(257)	(109,626)

Balance at January 2, 2016	$118,634	$210	$118,844